BUSINESS COMBINATIONS - Narrative (Details) $ / shares in Units, $ in Thousands		5 Months Ended	7 Months Ended	12 Months Ended
	Jul. 28, 2022 USD ($) director $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Jul. 27, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($)
Business Acquisition [Line Items]
Common shares, par value (in dollars per share) | $ / shares					$ 0.50
Stock conversion ratio (in shares) | shares		1		1
Pre-tax losses		$ 126,360	$ 20,944		$ 9,974	$ 5,764
Loss on impairment of goodwill		68,715	0	$ 68,715	0	0
Net revenue		92,373	73,760		142,472	94,428
Related party liability		26,123		26,123	12,683
Cost of goods sold		60,657	30,868		55,037	29,096
Related Party
Business Acquisition [Line Items]
Related party liability		$ 9,914		$ 9,914
Obagi China Business | Related Party
Business Acquisition [Line Items]
Pre-tax losses			8,000		3,700	$ 2,300
Class A Ordinary Shares
Business Acquisition [Line Items]
Common shares, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Stock conversion ratio (in shares) | shares	1
Class B Ordinary Shares
Business Acquisition [Line Items]
Common shares, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Waldencast plc | Class A Ordinary Shares | Obagi China Business | Related Party | Cedarwalk
Business Acquisition [Line Items]
Ownership interest in fully diluted Class A ordinary shares (percent)	24.50%
Obagi and Milk Business Combinations
Business Acquisition [Line Items]
Transaction costs		$ 9,400			66,100
Cost of goods sold					$ 10,000
Obagi and Milk Business Combinations | Related Party
Business Acquisition [Line Items]
Related party liability from merger	$ 22,100
Net revenue		12,200
Obagi Merger
Business Acquisition [Line Items]
Common shares, par value (in dollars per share) | $ / shares	$ 0.50
Shares exchanged	$ 345,400
Number of nominated directors | director	1
Obagi Merger | Class A Ordinary Shares
Business Acquisition [Line Items]
Shares exchanged (in shares) | shares	28,237,506
Milk Transaction
Business Acquisition [Line Items]
Shares exchanged	$ 121,600
Number of nominated directors | director	0
Milk Transaction | Limited Partnership Units
Business Acquisition [Line Items]
Shares exchanged (in shares) | shares	21,104,225
Milk Transaction | Class B Ordinary Shares
Business Acquisition [Line Items]
Shares exchanged (in shares) | shares	21,104,225
Obagi Skincare
Business Acquisition [Line Items]
Loss on impairment of goodwill		68,700		$ 68,715
Net revenue		61,090	$ 73,760
Cost of goods sold		$ 44,973
Obagi Skincare | Obagi and Milk Business Combinations | Related Party
Business Acquisition [Line Items]
Related party liability from merger	$ 22,100